Stockholders' (Deficit) Equity (Securities Purchase Agreement) (Details) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 16, 2015	Nov. 25, 2014	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Oct. 24, 2014	Sep. 16, 2013	May 10, 2012
Class of Stock [Line Items]
Sale of Class C Convertible Redeemable Preferred Stock					$ 0	$ 10,000,000
Number of warrants issued (shares)									1,068.181875
Exercise price per share (in dollars per share)								$ 1,840	$ 12,800
Share based compensation in connection with securities purchase agreement			$ 0	$ 50,000	$ 0	$ 4,140,000
Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Temporary equity, shares issued (in shares)					10,000	0
Undeclared dividends			$ 484,000	$ 307,000
Securities Purchase Agreement
Class of Stock [Line Items]
Share based compensation in connection with securities purchase agreement						$ 2,091,000
Securities Purchase Agreement | Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Undeclared dividends					$ 1,156,000	468,000
Securities Purchase Agreement | Affiliated Entity
Class of Stock [Line Items]
Share based compensation in connection with securities purchase agreement					$ 2,049,000	$ 2,049,000
Securities Purchase Agreement | Affiliated Entity | Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Temporary equity, shares subscribed but unissued (shares)			10,000			10,000
Temporary equity, shares subscribed but unissued, subscriptions receivable						$ 10,000,000	$ 10,000,000
Class of warrant or right, unissued (shares)						25,000
Exercise price above market value of common stock, percent						10.00%
Temporary equity, shares issued (in shares)	7,000	3,000
Sale of Class C Convertible Redeemable Preferred Stock	$ 7,000,000	$ 3,000,000
Number of warrants issued (shares)	17,500	7,500
Securities Purchase Agreement | Affiliated Entity | Line Of Credit Promissory Note | Series C Convertible Redeemable Preferred Stock
Class of Stock [Line Items]
Class of warrant or right, unissued, number of warrants issued for each $1,000 paid for temporary equity shares (shares)	2,500
Exercise price per share (in dollars per share)	$ 35.6	$ 59.6